Debt (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 19, 2013 Senior Notes Due 2023 [Member]	Dec. 31, 2013 Senior Notes Due 2023 [Member]	Dec. 31, 2013 Junior Subordinated Debentures Due 2065 [Member]	Dec. 31, 2013 Senior Notes Due 2019 [Member]	May 27, 2011 Senior Notes Due 2021 [Member]	Dec. 31, 2011 Senior Notes Due 2021 [Member]	Dec. 31, 2013 Senior Notes Due 2021 [Member]	Dec. 31, 2011 Senior Notes Due 2011 [Member]	Aug. 21, 2012 Subordinated Debentures Due 2042 [Member]	Dec. 31, 2012 Subordinated Debentures Due 2042 [Member]	Dec. 31, 2013 Subordinated Debentures Due 2042 [Member]	Dec. 31, 2013 Senior Notes Due 2017 [Member]	Jun. 05, 2011 Remarketed on March 4 2011 [Member]	Mar. 04, 2011 Remarketed on March 4 2011 [Member] security warrant	Dec. 31, 2011 Remarketed on March 4 2011 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.70%	4.70%	6.75%	6.45%	5.00%		5.00%		6.20%		6.20%	5.625%
Debt Instrument, Maturity Date				Sep. 15, 2023		Dec. 31, 2065	Dec. 31, 2019	Jun. 01, 2021				Sep. 15, 2042			Dec. 31, 2017
Debt Instrument, Face Amount				$ 400,000,000.0	$ 400,000,000	$ 400,000,000	$ 400,000,000	$ 400,000,000.0		$ 400,000,000		$ 400,000,000.0		$ 400,000,000	$ 300,000,000
Proceeds From Issuance Of Subordinated Long Term Debt					395,100,000								393,700,000
Debt Issuance Costs Incurred And Capitalized					3,400,000				3,400,000				6,300,000
Number Of Trust Preferred Securities																	4,500,000
Aggregate Value Of Trust Preferred Securities																	158,200,000
Warrant Conversion Value In Common Shares																	1.2508
Warrants Excercised																	4,400,000
Price Per Warrant			35.44														35.44
Number Of Common Shares Issued																	5,500,000
Unexercised Warrant Cash Redemption Value																	14.56
Trust Preferred Security Value																35.44
Trust Preferred Securities Fixed Annual Distribution Rate																2.375%
Loss On Unamortized Issuance Costs																		4,400,000
Proceeds from Issuance of Senior Long-term Debt									394,400,000
Repayments of Debt											200,000,000
Syndicated Revolving Credit Facility Capacity	850,000,000.0
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding	67,600,000	402,900,000
Debt, Weighted Average Interest Rate	5.76%	5.99%
Debt Instrument, Covenant Default, Amount of Non-Payment	100,000,000
Long-term debt	2,214,350,000	1,815,253,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	$ 300,000,000